OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other intangibles assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,206,491	$ 1,033,884
Other intangibles assets | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,993,638	1,634,149
Other intangibles assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(787,147)	(600,265)
Software and information technology applications purchased
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,153,815	980,754
Software and information technology applications purchased | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	535,699	372,428
Software and information technology applications purchased | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	618,116	608,326
Software and information technology applications purchased | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,917,602	1,564,536
Software and information technology applications purchased | Gross carrying amount | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	607,130	418,852
Software and information technology applications purchased | Gross carrying amount | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,310,472	1,145,684
Software and information technology applications purchased | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(763,787)	(583,782)
Software and information technology applications purchased | Accumulated depreciation and amortization | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(71,431)	(46,424)
Software and information technology applications purchased | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(692,356)	(537,358)
Other intangible assets excluding software and information technology applications purchased and licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	52,676	53,130
Other intangible assets excluding software and information technology applications purchased and licences | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,356	2,673
Other intangible assets excluding software and information technology applications purchased and licences | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	47,320	50,457
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	76,036	69,613
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	5,356	2,673
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	70,680	66,940
Other intangible assets excluding software and information technology applications purchased and licences | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(23,360)	(16,483)
Other intangible assets excluding software and information technology applications purchased and licences | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (23,360)	$ (16,483)